Financial Investments - Summary of Financial Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Debt Instrument Year Of Maturity	2030 years
Financial instruments fair value	$ 988.0	$ 691.7
Structured notes [member]
Disclosure of financial assets [line items]
Financial instruments fair value	133.2	0.0
Investment funds [member]
Disclosure of financial assets [line items]
Financial instruments fair value	125.2	27.4
Investment funds [member] | Embraer Multi Strategy Equity Investment Fund [Member]
Disclosure of financial assets [line items]
Financial instruments fair value	22.0	27.4
Investment funds [member] | Portfolio managed by PNC Bank [Member]
Disclosure of financial assets [line items]
Financial instruments fair value	103.2	$ 0.0
Financial Institution and Brazilian Government [member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk of financial instruments	87.1
Two Financial Institutions [member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk of financial instruments	$ 46.1